SEGMENTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SEGMENTS (Details) [Line Items]
Number of operating segments	1	1
United States [Member]
SEGMENTS (Details) [Line Items]
Long lived assets, percentage	97.00%
Cepton Technologies, Inc. [Member] | United States [Member]
SEGMENTS (Details) [Line Items]
Long lived assets, percentage		99.00%